Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table summarizes the changes in the carrying amount of goodwill, by segment for the years ended December 31, 2011 and 2010.

	Latin	Latin	North	North
	America -	America -	America -	America -	Europe -	Asia -	Corporate
	Generation	Utilities	Generation	Utilities	Generation	Generation	and Other	Total

Balance as of December 31, 2009
Goodwill	$926	$140	$111	$-	$137	$78	$101	$1,493
Accumulated impairment losses	(24)	(7)	(20)	-	(137)	-	(6)	(194)
Net balance	902	133	91	-	-	78	95	1,299

Impairment losses	-	-	(18)	-	-	-	(3)	(21)
Foreign currency translation
and other	-	-	(10)	-	-	3	-	(7)

Balance as of December 31, 2010
Goodwill	926	140	101	-	137	81	101	1,486
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	-	(9)	(215)
Net balance	902	133	63	-	-	81	92	1,271

Impairment losses	-	-	-	-	-	(17)	-	(17)
Goodwill acquired during the year(1)	-	-	-	2,489	-	-	-	2,489
Foreign currency translation
and other	-	-	(10)	-	-	-	-	(10)

Balance as of December 31, 2011
Goodwill	926	140	91	2,489	137	81	101	3,965
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	(17)	(9)	(232)
Net balance	$902	$133	$53	$2,489	$-	$64	$92	$3,733

(1)        Represents goodwill resulting from the acquisition of DPL, which was allocated to the two newly established reporting units identified within DPL. See Note 23―Acquisitions and Dispositions for further information.

During the third quarter of 2011, the Company identified higher coal prices and the resulting reduced operating margins in China as an impairment indicator for the goodwill at Chigen, our wholly-owned subsidiary that holds equity interests in Chinese ventures and reported in the Asia Generation segment. A significant downward revision of cash flow forecasts indicated that the fair value of Chigen reporting unit was lower than its carrying amount. As of September 30, 2011, Chigen had goodwill of $17 million. The Company performed an interim impairment evaluation of Chigen's goodwill and determined that goodwill had no implied fair value. As a result, the entire carrying amount of $17 million was recognized as goodwill impairment in the third quarter.

During the third quarter of 2010, Deepwater, our petcoke-fired merchant generation facility in Texas, reported in the North America Generation segment, incurred a goodwill impairment of $18 million. The Company determined the adverse market conditions as an impairment indicator, performed the two-step goodwill impairment test and recognized the entire $18 million carrying amount of goodwill as goodwill impairment in the third quarter.

In 2009, Kilroot, our coal fired power plant in the United Kingdom, reported in the Europe Generation segment, incurred a goodwill impairment of $118 million. Factors contributing to the impairment included: reduced profit expectations based on latest estimates of future commodity prices and reduced expectations on the recovery of cash flows on the existing plant following the Company's decision to forgo capital expenditures to meet emission allowance requirements taking effect in 2024. Additionally, one of our subsidiaries located in the Ukraine and reported within “Corporate and Other” incurred a goodwill impairment loss of $4 million.

The following tables summarize the balances comprising other intangible assets in the accompanying Consolidated Balance Sheets as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Balance	Amortization	Balance	Balance	Amortization	Balance

	(in millions)			(in millions)
Subject to Amortization
Project development rights(1)	$102	$-	$102	$117	$-	$117
Sales concessions	156	(92)	64	162	(89)	73
Contractual payment rights(2)	69	(13)	56	65	(4)	61
Land use rights	49	(4)	45	50	(2)	48
Management rights	39	(13)	26	66	(30)	36
Emission allowances(3)	18	-	18	8	-	8
Electric security plan	88	(9)	79	-	-	-
Customer contracts	45	(3)	42	-	-	-
Customer relationships	30	-	30	-	-	-
Other(4)	71	(30)	41	70	(26)	44
Subtotal	667	(164)	503	538	(151)	387
Indefinite-Lived Intangible Assets
Land use rights	52	-	52	51	-	51
Emission allowances(5)	4	-	4	8	-	8
Trademark/Trade name	5	-	5	-	-	-
Other	2	-	2	2	-	2
Subtotal	63	-	63	61	-	61
Total	$730	$(164)	$566	$599	$(151)	$448

  Represent development rights, including but not limited to, land control, various permits and right to acquire equity interests in development projects resulting from asset acquisitions by our Wind group. A portion of these development rights was recognized as a loss on disposal of discontinued operations when certain development projects were abandoned during the fourth quarter of 2011. See Note 22― Discontinued Operations and Held for Sale Businesses for further information.
  Represent legal rights to receive system reliability payments from the regulator.
  Acquired or purchased emission allowances are expensed when utilized and included in net income for the year.
  Consists of various intangible assets including PPAs and transmission rights, none of which is individually significant.
  Represent perpetual emission allowances without an expiration date.

The following table summarizes, by category, intangible assets acquired during the years ended December 31, 2011 and 2010:

	December 31, 2011
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Electric security plan(2)	$88	Subject to amortization	1	Straight line
Customer relationship(1) (3)	30	Subject to amortization	12	Straight line
Customer contracts(1) (4)	45	Subject to amortization	3	Other
Trademark/Trade name(1) (5)	5	Indefinite-lived	N/A	N/A
Other	4	Subject to amortization	Various	As utilized
Total	$172

	December 31, 2010
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Project development rights	$141	Subject to amortization	Various	Straight line
Contractual payment rights	65	Subject to amortization	10	Straight line
Emission allowances	14	Subject to amortization	Various	As utilized
Land use rights	7	Indefinite-lived	N/A	N/A
Total	$227

  Represents intangible assets arising from the acquisition of DPL. See Note 23―Acquisitions and Dispositions for further information.
  Electric Security Plan is a rate plan for the supply and pricing of electric generation service applicable to Ohio's electric utilities under state law. It provides a level of price stability to consumers of electricity as compared to market-based electricity prices. The plan was recognized as an intangible asset since the prices under the plan are higher than market prices charged by competitive retailers or CRES.
  Customer relationships represent the value assigned to customer information possessed by DPL in the preliminary purchase price allocation, where DPL has regular contact with the customer, and the customer has the ability to make direct contact with DPL. See Note 23―Acquisitions and Dispositions for further information.
  The amortization method used reflects the pattern in which the economic benefits of the intangible asset are consumed.
  Trademarks/Trade name represent the value assigned to trade name of DPLER, DPL's subsidiary engaged in competitive retail business in Ohio.

The following table summarizes the estimated amortization expense, broken down by intangible asset category, for 2012 through 2016:

	Estimated amortization expense
	2012	2013	2014	2015	2016

	(in millions)
Contractual payment rights	$9	$9	$9	$9	$3
Sales concessions	6	6	6	6	5
Customer relationships & contracts	35	11	4	3	3
Electric security plan	79	-	-	-	-
All other	9	6	4	4	4
Total	$138	$32	$23	$22	$15

Intangible asset amortization expense was $36 million, $14 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.